Leases - Summary Of Amounts Recognized In The Consolidated Statement Of Cash Flows (Detail) ₽ in Thousands	12 Months Ended
Dec. 31, 2019 RUB (₽)
Presentation of leases for lessee [abstract]
Total cash outflow for leases	₽ 110,710